Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of new standards and interpretations effective date
The new and amended standards and interpretations that have been published, but not yet effective, are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standard / Interpretation	Effective date

IFRS 17 Insurance Contracts	1/1/2023

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1/1/2023

Definition of Accounting Estimate (Amendments to IAS 8)	1/1/2023

Disclosure of estimated useful lives of lease right of use assets
Right-of-use
assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Fulfillment and sorting centers	3-12
Office premises	2-7
Vehicles	3-4
IT and other equipment	3-8

Disclosure of estimated useful lives of the assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Land	Indefinite
Buildings	16-50
Engineering facilities	5-30
Warehouse equipment	1-10
Transportation vehicles	4-7
Computer equipment	2-7
Other computer hardware and office facilities	1-10
Other assets	5-20
Leasehold improvements	3-10